Earnings per share (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit/ (loss) from continuing operations attributable to shareholders		¥ 1,579,836	¥ 8,520,427	¥ 13,651,933
Less: cumulative distribution of perpetual corporate bonds		68,600	0	0
Consolidated net profit attributable to ordinary Shareholders of the Company		¥ 1,511,236	¥ 8,520,427	¥ 13,651,933
Weighted average number of the Company's outstanding ordinary shares ('000)	[1]	15,200,383,000	15,200,383,000	14,485,383,000
Basic and diluted earnings per share (RMB)		¥ 0.10	¥ 0.56	¥ 0.94
Weighted average number of ordinary shares [abstract]
Issued ordinary shares at the beginning of the year		15,200,383,440	15,200,383,440	14,420,383,000
Effect of share issue		0	0	65,000,000
Weighted average number of ordinary shares at the end of the year	[1]	15,200,383,000	15,200,383,000	14,485,383,000
Dilutive effect on earnings per share		¥ 0	¥ 0
Dilutive potential ordinary		0	0

[1]	Weighted average number of ordinary shares: 2017 2016 2015 '000 '000 '000 Issued ordinary shares at 1 January 15,200,383 |15,200,383 |14,420,383 Effect of share issue - | - | 65,000 Weighted average number of ordinary shares at 31 December 15,200,383 |15,200,383 |14,485,383